Consolidated Statement of Stock Holders Equity (Parenthetical)	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 03, 2013	Jul. 31, 2013	Dec. 31, 2013 Common Stock [Member]
Stock Issued During Period, Shares, New Issues		10,000,000	10,000,000
Private placement on July 1, 2013 of 4,000,000 shares at $0.50 per share (in shares)		4,000,000	4,000,000
Capital Contribution (in Shares)		(25,813,075)	(25,813,075)
Stock Repurchased During Period, Shares		381,950	(381,950)
18,000,000 shares issued on December 3, 2013 in consideration for the acquisition of Health Guru (in shares)	18,000,000		18,000,000
Private Placement on December 3, 2013 of 4,000,000 shares at $0.50 per share (in shares)	4,000,000		4,000,000